Amortization and depreciation	12 Months Ended
Dec. 31, 2025
Amortization and depreciation [Abstract]
Disclosure of amortization and depreciation [Text Block]
10. Amortization and depreciation
Amortization and depreciation expenses are composed of the following:

	2025	2024	2023
Amortization of intangible assets (Note 20)	23,857	15,511	10,816
Right-of-use asset amortization (Note 19)	730	421	627
Depreciation of Property, plant & equipment (Note 18)	1,673	1,245	782
Total	26,260	17,177	12,225
For further information related to amortization of intangible assets refer to Note 20. Intangible Assets.